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                                                                 August 29, 2002

VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account (File No. 333-49230)

Dear Commissioners:

          On behalf of Pruco Life of New Jersey Insurance Company and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2002 which is identical to the report for the underlying Funds, has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund; Janus Aspen Series-Growth Portfolio (Service Shares); The Prudential Series Fund, Inc.- Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Core Equity Portfolio, SP Alliance Large Cap Growth Portfolio, SP Alliance Technology Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Growth Asset Allocation Portfolio, SP INVESCO Small Company Growth Portfolio, SP Jennison International Growth Portfolio, SP Large Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP MFS Mid- Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small/Mid Cap Value Portfolio, SP Strategic Partners Focused Growth Portfolio.


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
1.       Filer/ Entity:         Evergreen Variable Annuity Trust - VA Blue Chip Fund
         Registration No.:      811-08716
         CIK No.                0000928754
         Accession No.:         0000936772-02-000299
         Date of Filing:        08/12/2002

2.       Filer/ Entity:         Evergreen Variable Annuity Trust - VA Capital Growth Fund
         Registration No.:      811-08716
         CIK No.                0000928754
         Accession No.:         0000936772-02-000297
         Date of Filing:        08/09/2002

3.       Filer/ Entity:         Evergreen Variable Annuity Trust - VA Foundation Fund
         Registration No.:      811-08716
         CIK No.                0000928754
         Accession No.:         0000936772-02-000303
         Date of Filing:        08/13/2002

4.       Filer/ Entity:         Evergreen Variable Annuity Trust - VA Global Leaders Fund
         Registration No.:      811-08716
         CIK No.                0000928754
         Accession No.:         0000936772-02-000306
         Date of Filing:        08/13/2002

5.       Filer/ Entity:         Evergreen Variable Annuity Trust - VA Growth Fund
         Registration No.:      811-08716
         CIK No.                0000928754
         Accession No.:         0000936772-02-000298
         Date of Filing:        08/12/2002

6.       Filer/ Entity:         Evergreen Variable Annuity Trust - VA Masters Fund
         Registration No.:      811-08716
         CIK No.                0000928754
         Accession No.:         0000936772-02-000310
         Date of Filing:        08/13/2002

7.       Filer/ Entity:         Evergreen Variable Annuity Trust - VA Omega Fund
         Registration No.:      811-08716
         CIK No.                0000928754
         Accession No.:         0000936772-02-000296
         Date of Filing:        08/09/2002

8.       Filer/ Entity:         Evergreen Variable Annuity Trust - VA Small Cap Value
                                Fund
         Registration No.:      811-08716
         CIK No.                0000928754
         Accession No.:         0000936772-02-000304
         Date of Filing:        08/13/2002

9.       Filer/ Entity:         Janus Aspen Series


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
         Registration No.:      811-07736
         CIK No.                0000906185
         Accession No.:         0001012709-02-001187
         Date of Filing:        08/21/2002

10.      Filer/Entity          The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.               0000711175
         Accession No.:        0000950109-02-004520
         Date of Filing:       08/26/2002

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                        Sincerely,


                                        C. Christopher Sprague
                                        Vice President, Corporate Counsel